STOCK OPTIONS (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning	28	34
Outstanding at beginning	$ 855,753	$ 772,114
Granted
Granted
Forfeited	(12)	(6)
Forfeited	$ 1,522,968	$ 381,797
Outstanding at ending	2 years 4 months 24 days	2 years 10 months 24 days
Outstanding at ending	16	28
Outstanding at ending	$ 355,342	$ 855,753
Exercisable at ending	16
Exercisable at ending	$ 355,342
Exercisable at ending	2 years 4 months 24 days